PPP NOTE AND CONVERTIBLE NOTES - Vallon - 10-K (Details) - USD ($) $ in Thousands		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	May 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note					$ 0	$ 125
Vallon Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Forgiveness of PPP note			$ 61
Proceeds from issuance of convertible promissory note	$ 350						$ 0	$ 350
Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement | Vallon Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Convertible notes interest rate (as a percent)	7.00%		7.00%
Proceeds from issuance of convertible promissory note	$ 350		$ 350
Convertible notes, converted, shares issued (in shares)		1,830	1,830
Paycheck Protection Program, CARES Act | Vallon Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 61
Convertible notes interest rate (as a percent)				1.00%
Note, payment period				1 year 6 months